Stock options (Details 2) - CAD / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Expected dividends paid per common share
Expected life in years	5 years
Expected volatility in the price of common shares	85.00%
Risk free interest rate	0.75%
Weighted average fair market value per share at grant date	CAD 0.99
Intrinsic (or "in-the-money") value per share of options exercised	CAD 0.45
Stock Option [Member]
Expected dividends paid per common share
Expected life in years		4 years 10 months 24 days	5 years
Expected volatility in the price of common shares		105.00%	113.00%
Risk free interest rate		1.00%	1.50%
Weighted average fair market value per share at grant date		CAD 1.28	CAD 1.24
Intrinsic (or "in-the-money") value per share of options exercised		CAD 1.40	CAD 0.85